Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
14.	Subsequent Events
The Company has evaluated subsequent events occurring after the balance sheet date through the date the interim consolidated financial statements were issued.
Note 22 - Subsequent Events:
On August 26, 2011, the Company sold two of its commercial properties held as investments for gross proceeds of $1,809,926.  These properties had a net book value of $1,073,837 and the resulting gain on sale of these investment properties will be recognized in the first quarter of fiscal 2012.  The net cash proceeds after discharge of mortgages and payment of real estate commissions was just over $1,000,000.

The Company has evaluated subsequent events occurring after the balance sheet date through the date the consolidated financial statements were issued.

On September 28, 2011, the Company signed a letter agreement agreeing to convert an unsecured payable from May 2009 in the amount of approximately $1.1 million to a balance inclusive of interest and fees of approximately $2.2 million.  Per the letter agreement, such balance will be settled in Antigen stock following the proposed spinout of Antigen.  The balance per the letter agreement has been accrued at July 31, 2011 and has been included in our consolidated balance sheet under accounts payable and accrued expenses as of such date.